Vanguard® Extended Duration Treasury Index Fund
Schedule of Investments (unaudited)
As of November 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	11/15/42	5,660	2,454
United States Treasury Strip Coupon	0.000%	2/15/43	77,793	33,408
United States Treasury Strip Coupon	0.000%	5/15/43	83,779	35,626
United States Treasury Strip Coupon	0.000%	8/15/43	98,142	41,273
United States Treasury Strip Coupon	0.000%	11/15/43	100,116	41,845
United States Treasury Strip Coupon	0.000%	2/15/44	67,371	27,991
United States Treasury Strip Coupon	0.000%	5/15/44	57,002	23,268
United States Treasury Strip Coupon	0.000%	8/15/44	89,108	35,984
United States Treasury Strip Coupon	0.000%	11/15/44	60,001	23,982
United States Treasury Strip Coupon	0.000%	2/15/45	52,276	20,686
United States Treasury Strip Coupon	0.000%	5/15/45	91,687	35,916
United States Treasury Strip Coupon	0.000%	8/15/45	100,219	38,882
United States Treasury Strip Coupon	0.000%	11/15/45	80,293	30,869
United States Treasury Strip Coupon	0.000%	2/15/46	54,717	20,822
United States Treasury Strip Coupon	0.000%	5/15/46	52,218	19,700
United States Treasury Strip Coupon	0.000%	8/15/46	79,926	29,885
United States Treasury Strip Coupon	0.000%	11/15/46	77,574	28,781
United States Treasury Strip Coupon	0.000%	2/15/47	57,392	21,033
United States Treasury Strip Coupon	0.000%	5/15/47	57,113	20,824
United States Treasury Strip Coupon	0.000%	8/15/47	72,928	26,414
United States Treasury Strip Coupon	0.000%	11/15/47	70,021	25,191
United States Treasury Strip Coupon	0.000%	2/15/48	75,933	27,122
United States Treasury Strip Coupon	0.000%	5/15/48	66,812	23,734
United States Treasury Strip Coupon	0.000%	8/15/48	74,898	26,554
United States Treasury Strip Coupon	0.000%	11/15/48	79,191	27,927
United States Treasury Strip Coupon	0.000%	2/15/49	51,044	17,909
United States Treasury Strip Coupon	0.000%	5/15/49	56,224	19,753
United States Treasury Strip Coupon	0.000%	8/15/49	94,839	33,082
United States Treasury Strip Coupon	0.000%	11/15/49	90,411	31,248
United States Treasury Strip Coupon	0.000%	2/15/50	65,901	22,684
United States Treasury Strip Coupon	0.000%	5/15/50	77,924	26,829
United States Treasury Strip Coupon	0.000%	8/15/50	104,600	35,776
United States Treasury Strip Coupon	0.000%	11/15/50	68,551	23,334
United States Treasury Strip Coupon	0.000%	2/15/51	111,549	37,883
United States Treasury Strip Coupon	0.000%	5/15/51	91,170	30,670
United States Treasury Strip Coupon	0.000%	8/15/51	74,206	24,981
United States Treasury Strip Coupon	0.000%	11/15/51	105,578	35,476
United States Treasury Strip Coupon	0.000%	2/15/52	61,889	20,554
United States Treasury Strip Coupon	0.000%	5/15/52	33,185	11,042
United States Treasury Strip Coupon	0.000%	8/15/52	16,359	5,501
United States Treasury Strip Coupon	0.000%	11/15/52	1,042	355

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Strip Principal	0.000%	2/15/43	65,004	28,744
	United States Treasury Strip Principal	0.000%	5/15/43	73,831	32,215
	United States Treasury Strip Principal	0.000%	8/15/43	74,412	32,375
	United States Treasury Strip Principal	0.000%	11/15/43	54,721	23,556
	United States Treasury Strip Principal	0.000%	2/15/44	55,475	23,590
	United States Treasury Strip Principal	0.000%	5/15/44	65,359	27,359
	United States Treasury Strip Principal	0.000%	8/15/44	96,402	39,856
	United States Treasury Strip Principal	0.000%	11/15/44	49,218	20,141
	United States Treasury Strip Principal	0.000%	2/15/45	41,837	16,964
	United States Treasury Strip Principal	0.000%	5/15/45	88,904	35,617
	United States Treasury Strip Principal	0.000%	8/15/45	89,547	35,574
	United States Treasury Strip Principal	0.000%	11/15/45	81,478	32,120
	United States Treasury Strip Principal	0.000%	2/15/46	52,283	20,423
	United States Treasury Strip Principal	0.000%	5/15/46	53,084	20,558
	United States Treasury Strip Principal	0.000%	8/15/46	82,252	31,596
	United States Treasury Strip Principal	0.000%	11/15/46	80,257	30,686
	United States Treasury Strip Principal	0.000%	2/15/47	61,308	23,182
	United States Treasury Strip Principal	0.000%	5/15/47	62,374	23,454
	United States Treasury Strip Principal	0.000%	8/15/47	63,371	23,695
	United States Treasury Strip Principal	0.000%	11/15/47	76,012	28,249
	United States Treasury Strip Principal	0.000%	2/15/48	77,215	28,564
	United States Treasury Strip Principal	0.000%	5/15/48	59,611	21,982
	United States Treasury Strip Principal	0.000%	8/15/48	74,151	27,216
	United States Treasury Strip Principal	0.000%	11/15/48	58,879	21,587
	United States Treasury Strip Principal	0.000%	2/15/49	78,493	28,668
	United States Treasury Strip Principal	0.000%	5/15/49	58,013	21,061
	United States Treasury Strip Principal	0.000%	8/15/49	86,283	31,082
	United States Treasury Strip Principal	0.000%	11/15/49	68,386	24,523
	United States Treasury Strip Principal	0.000%	2/15/50	85,158	30,151
	United States Treasury Strip Principal	0.000%	5/15/50	82,705	29,037
	United States Treasury Strip Principal	0.000%	8/15/50	119,973	41,747
	United States Treasury Strip Principal	0.000%	11/15/50	72,350	25,017
	United States Treasury Strip Principal	0.000%	2/15/51	105,068	36,183
	United States Treasury Strip Principal	0.000%	5/15/51	79,705	27,330
	United States Treasury Strip Principal	0.000%	8/15/51	85,740	29,172
	United States Treasury Strip Principal	0.000%	11/15/51	67,942	22,962
	United States Treasury Strip Principal	0.000%	2/15/52	104,382	35,147
	United States Treasury Strip Principal	0.000%	5/15/52	73,331	24,669
	United States Treasury Strip Principal	0.000%	8/15/52	75,050	25,300
	United States Treasury Strip Principal	0.000%	11/15/52	74,648	25,660
Total U.S. Government and Agency Obligations (Cost $3,109,778)					2,174,260
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $267)	3.877%		2,670	267
Total Investments (100.0%) (Cost $3,110,045)					2,174,527
Other Assets and Liabilities—Net (0.0%)					85
Net Assets (100%)					2,174,612
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of November 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	2,174,260	—	2,174,260
Temporary Cash Investments	267	—	—	267
Total	267	2,174,260	—	2,174,527